RATE-REGULATED BUSINESSES - Narrative (Details) CAD in Millions, $ in Billions		1 Months Ended			12 Months Ended
	Nov. 28, 2014 CAD	Apr. 30, 2016	Mar. 31, 2016 USD ($)	Mar. 31, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013 USD ($)
Public Utilities, General Disclosures [Line Items]
After-tax annual contribution to reduce revenue requirement | CAD	CAD 20
Fixed toll term (in years)					6 years
National Energy Board | 2015 Revenue Requirement Settlement | NGTL System
Public Utilities, General Disclosures [Line Items]
Approved ROE on deemed common equity (percent)		10.10%
Deemed common equity (percent)		40.00%
Period of settlement (in years)		2 years				1 year
Canadian Regulated Operations | National Energy Board | 2015 Revenue Requirement Settlement | NGTL System
Public Utilities, General Disclosures [Line Items]
Approved ROE on deemed common equity (percent)						10.10%
Deemed common equity (percent)						40.00%	40.00%
Canadian Mainline | Canadian Regulated Operations
Public Utilities, General Disclosures [Line Items]
Approved ROE on deemed common equity (percent)	10.10%			11.50%
Deemed common equity (percent)	40.00%			40.00%
Term of regulatory decision (in years)					5 years
Columbia Gas Transmission
Public Utilities, General Disclosures [Line Items]
Maximum cost recovery and return on investment | $			$ 1.1					$ 1.5
Cost recovery and return on investment, recognition period (in years)					5 years
Cost recovery and return on investment, additional period (in years)					3 years